Valuation Allowance Against Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Allowances at beginning of year	$ 44.8	$ 41.7	$ 30.1
Benefits reserved current year	76.1	15.7	31.2
Benefits recognized current year	(1.8)	(11.7)	(15.1)
Write-offs and other changes	0	0	(1.5)
Translation difference	(3.6)	(0.9)	(3.0)
Allowances at end of year	$ 115.5	$ 44.8	$ 41.7